Loans, financing, debentures and derivative financial instruments - Summary of Principal Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Long term debt	R$ 8,389,684	R$ 13,511,592
From 1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	817,898	3,092,734
From 2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	782,965	774,904
From 3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	2,268,647	270,401
From 4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	0	3,056,499
More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	R$ 4,520,174	R$ 6,317,054